Compensation Plans (Weighted Average Assumptions Used In Determining Net Periodic Pension And Other Post-Retirement Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Long-Term Rate of Return on Plan Assets	6.75%
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.00%	5.00%	5.75%
Long-Term Rate of Return on Plan Assets	6.75%	6.75%	6.75%
Rates of Increase in Compensation Levels	4.11%	4.11%	4.15%
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.31%	5.11%	5.96%
Rates of Increase in Compensation Levels	6.41%	6.42%	6.42%